Segmentation of key figures (Details 1) - USD ($) $ in Millions		12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		$ 47,445	$ 44,751	$ 42,338
Sales to continuing and discontinued segments		53	82	43
Net sales from continuing operations		47,498	44,833	42,381
Other revenues		1,179	1,266	1,023
Cost of goods sold		(14,425)	(14,510)	(13,633)
Gross profit from continuing operations		34,252	31,589	29,771
Selling, general and administration		(14,369)	(13,717)	(12,465)
Research and Development		(9,402)	(8,489)	(8,389)
Other income		2,031	1,629	1,922
Other expense		(3,426)	(2,609)	(2,137)
Operating income from continuing operations		9,086	8,403	8,702
Income from associated companies		659	6,438	1,108
Interest expense		(850)	(932)	(750)
Other financial income and expense		45	186	42
Income before taxes from continuing operations		8,940	14,095	9,102
Taxes		(1,793)	(1,295)	(1,603)
Net income from continuing operations		7,147	12,800	7,499
Net income/loss from discontinued operations before gain on distribution		(101)	(186)	204
Gain on distribution	$ 4,691	4,691
Net income/loss from discontinued operations		4,590	(186)	204
Net income		11,737	12,614	7,703
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		37,714	34,892	32,278
Sales to continuing and discontinued segments		783	741	668
Net sales from continuing operations		38,497	35,633	32,946
Other revenues		1,092	1,188	898
Cost of goods sold		(10,050)	(9,870)	(8,650)
Gross profit from continuing operations		29,539	26,951	25,194
Selling, general and administration		(11,617)	(10,907)	(9,887)
Research and Development		(8,152)	(7,675)	(7,615)
Other income		1,586	977	1,027
Other expense		(2,069)	(1,475)	(1,124)
Operating income from continuing operations		9,287	7,871	7,595
Income from associated companies		1	1	(1)
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		9,731	9,859	10,060
Sales to continuing and discontinued segments		141	177	118
Net sales from continuing operations		9,872	10,036	10,178
Other revenues		63	62	37
Cost of goods sold		(5,334)	(5,530)	(5,800)
Gross profit from continuing operations		4,601	4,568	4,415
Selling, general and administration		(2,218)	(2,305)	(2,126)
Research and Development		(1,250)	(814)	(774)
Other income		167	505	204
Other expense		(749)	(622)	(351)
Operating income from continuing operations		551	1,332	1,368
Income from associated companies		2	5	23
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Sales to continuing and discontinued segments		(871)	(836)	(743)
Net sales from continuing operations		(871)	(836)	(743)
Other revenues		24	16	88
Cost of goods sold		959	890	817
Gross profit from continuing operations		112	70	162
Selling, general and administration		(534)	(505)	(452)
Other income		278	147	691
Other expense		(608)	(512)	(662)
Operating income from continuing operations		(752)	(800)	(261)
Income from associated companies		$ 656	$ 6,432	$ 1,086